UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Bahl & Gaynor Dividend ETF
BGDV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Bahl & Gaynor Dividend ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgdv/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Dividend ETF	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$657,394,963
Number of Holdings	58
Net Advisory Fee	$1,441,228
Portfolio Turnover	2%
30-Day SEC Yield	1.20%
30-Day SEC Yield Unsubsidized	1.20%
Visit https://etf.bahl-gaynor.com/bgdv/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Eli Lilly & Company	4.6%
Broadridge Financial Solutions, Inc.	3.9%
Cintas Corporation	3.6%
Motorola Solutions, Inc.	3.6%
TJX Companies, Inc.	3.4%
Marsh & McLennan Companies, Inc.	3.2%
AbbVie, Inc.	2.8%
Williams Companies, Inc.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	21.1%
Industrials	18.9%
Financials	17.4%
Health Care	13.7%
Consumer Staples	6.3%
Energy	6.0%
Consumer Discretionary	5.8%
Communication Services	4.6%
Utilities	4.2%
Cash & Other	2.0%
MANAGED DISTRIBUTIONS
The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/bgdv/.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor, Inc. documents not be householded, please contact Bahl & Gaynor, Inc. at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor, Inc. or your financial intermediary.

Bahl & Gaynor Income Growth ETF
BGIG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgig/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Income Growth ETF	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$248,657,109
Number of Holdings	55
Net Advisory Fee	$429,262
Portfolio Turnover	13%
30-Day SEC Yield	2.14%
30-Day SEC Yield Unsubsidized	2.14%
Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	6.6%
Eli Lilly & Company	4.5%
Williams Companies, Inc.	4.2%
AbbVie, Inc.	4.1%
Microsoft Corporation	4.0%
Johnson & Johnson	4.0%
Procter & Gamble Company	3.5%
Mondelez International, Inc.	3.5%
JPMorgan Chase & Company	3.4%
Travelers Companies, Inc.	3.3%

Top Sectors	(% of Net Assets)
Information Technology	18.9%
Health Care	15.9%
Financials	14.8%
Industrials	12.6%
Energy	10.8%
Consumer Staples	9.7%
Utilities	6.9%
Consumer Discretionary	5.3%
Real Estate	3.1%
Cash & Other	2.0%
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/bgig/.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor, Inc. documents not be householded, please contact Bahl & Gaynor, Inc. at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor, Inc. or your financial intermediary.

Bahl & Gaynor Small Cap Dividend ETF
SCDV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Bahl & Gaynor Small Cap Dividend ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://etf.bahl-gaynor.com/scdv/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Small Cap Dividend ETF	$35	0.70%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$110,322,972
Number of Holdings	48
Net Advisory Fee	$349,283
Portfolio Turnover	11%
30-Day SEC Yield	0.61%
30-Day SEC Yield Unsubsidized	0.61%
Visit https://etf.bahl-gaynor.com/scdv/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	6.8%
Curtiss-Wright Corporation	6.2%
Federal Signal Corporation	5.0%
Evercore, Inc.	4.6%
Chemed Corporation	4.4%
Victory Capital Holdings, Inc.	4.3%
Gildan Activewear, Inc.	4.2%
Tetra Tech, Inc.	4.2%
BWX Technologies, Inc.	4.1%
MSA Safety, Inc.	3.8%

Top Sectors	(% of Net Assets)
Industrials	32.2%
Health Care	18.3%
Financials	13.0%
Consumer Discretionary	9.2%
Consumer Staples	7.2%
Materials	5.8%
Information Technology	4.7%
Utilities	3.2%
Communication Services	2.5%
Cash & Other	3.9%
MANAGED DISTRIBUTIONS
The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/scdv/.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor, Inc. documents not be householded, please contact Bahl & Gaynor, Inc. at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor, Inc. or your financial intermediary.

Bahl & Gaynor Small/Mid Cap Income Growth ETF
SMIG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://etf.bahl-gaynor.com/smig/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,088,244,388
Number of Holdings	49
Net Advisory Fee	$2,754,661
Portfolio Turnover	10%
30-Day SEC Yield	1.85%
30-Day SEC Yield Unsubsidized	1.85%
Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
Broadridge Financial Solutions, Inc.	4.7%
Victory Capital Holdings, Inc.	4.5%
Hartford Insurance Group, Inc.	4.4%
Snap-on, Inc.	4.2%
Targa Resources Corporation	4.2%
Hubbell, Inc.	4.1%
DT Midstream, Inc.	3.6%
Evercore, Inc.	3.5%
NiSource, Inc.	3.5%
Packaging Corporation of America	3.4%

Top Sectors	(% of Net Assets)
Industrials	21.1%
Financials	19.7%
Utilities	9.4%
Energy	9.0%
Materials	8.7%
Consumer Discretionary	7.8%
Health Care	7.5%
Real Estate	5.6%
Information Technology	5.6%
Cash & Other	5.6%
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/smig/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor, Inc. documents not be householded, please contact Bahl & Gaynor, Inc. at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor, Inc. or your financial intermediary.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Bahl & Gaynor Dividend ETF (Ticker: BGDV)
Bahl & Gaynor Income Growth ETF (Ticker: BGIG)
Bahl & Gaynor Small Cap Dividend ETF (Ticker: SCDV)
Bahl & Gaynor Small/Mid Cap Income Growth ETF (Ticker: SMIG)
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)

Bahl & Gaynor Dividend ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 4.6%
Alphabet, Inc. - Class A	74,677	$13,160,328
Meta Platforms, Inc. - Class A	23,466	17,320,020
		30,480,348
Consumer Discretionary - 5.8%
DR Horton, Inc.	28,282	3,646,115
Home Depot, Inc.	32,961	12,084,821
TJX Companies, Inc.	179,388	22,152,624
		37,883,560
Consumer Staples - 6.3%
Keurig Dr Pepper, Inc.	181,488	5,999,993
Mondelez International, Inc. - Class A	272,985	18,410,109
Procter & Gamble Company	49,154	7,831,215
Walmart, Inc.	91,990	8,994,782
		41,236,099
Energy - 6.0%
Chevron Corporation	37,201	5,326,811
Targa Resources Corporation	91,085	15,856,077
Williams Companies, Inc.	293,175	18,414,322
		39,597,210
Financials - 17.4%
Apollo Global Management, Inc.	89,440	12,688,853
Cboe Global Markets, Inc.	28,036	6,538,276
CME Group, Inc.	14,375	3,962,037
Evercore, Inc. - Class A	26,640	7,193,333
Hartford Insurance Group, Inc.	134,946	17,120,599
JPMorgan Chase & Company	44,543	12,913,461
KKR & Company, Inc.	67,906	9,033,535
Marsh & McLennan Companies, Inc.	95,505	20,881,213
Reinsurance Group of America, Inc.	71,753	14,232,925
Travelers Companies, Inc.	36,303	9,712,505
		114,276,737
Health Care - 13.7%
AbbVie, Inc.	99,791	18,523,206
Eli Lilly & Company	38,378	29,916,802
Encompass Health Corporation	65,059	7,978,185
Stryker Corporation	28,430	11,247,761
UnitedHealth Group, Inc.	48,576	15,154,255
Zoetis, Inc.	47,814	7,456,593
		90,276,802
Industrials - 18.9%
Booz Allen Hamilton Holding Corporation	84,717	8,821,581
Broadridge Financial Solutions, Inc.	105,088	25,539,537
Carlisle Companies, Inc.	38,243	14,279,936
Carrier Global Corporation	93,811	6,866,027
Cintas Corporation	106,688	23,777,554

	Shares	Value
Hubbell, Inc.	19,149	$7,820,643
L3Harris Technologies, Inc.	26,581	6,667,578
Parker-Hannifin Corporation	12,121	8,466,155
Snap-on, Inc.	20,831	6,482,191
Waste Management, Inc.	68,869	15,758,605
		124,479,807
Information Technology - 21.1%
Accenture PLC - Class A	26,087	7,797,143
Analog Devices, Inc.	43,900	10,449,078
Broadcom, Inc.	153,465	42,302,627
Motorola Solutions, Inc.	56,360	23,697,126
Oracle Corporation	52,922	11,570,337
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	148,942	33,733,874
Western Digital Corporation	138,381	8,855,000
		138,405,185
Materials - 1.8%
Air Products and Chemicals, Inc.	13,537	3,818,246
Avery Dennison Corporation	44,830	7,866,320
		11,684,566
Utilities - 4.2%
CMS Energy Corporation	80,813	5,598,724
NextEra Energy, Inc.	190,059	13,193,896
Sempra	119,671	9,067,472
		27,860,092
TOTAL COMMON STOCKS (Cost $569,839,501)		656,180,406
	Par
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bills - 0.3%
4.27%, 08/14/2025(a)	$275,000	273,555
4.21%, 08/21/2025(a)	34,000	33,792
4.23%, 08/28/2025(a)	90,000	89,374
4.22%, 09/04/2025(a)	110,000	109,156
4.24%, 09/11/2025(a)	394,000	390,664
4.22%, 09/18/2025(a)	392,000	388,376
4.16%, 09/25/2025(a)	191,000	189,091
4.18%, 09/30/2025(a)	338,000	334,414
TOTAL SHORT-TERM INVESTMENTS (Cost $1,808,631)		1,808,422
TOTAL INVESTMENTS - 100.1% (Cost $571,648,132)		$657,988,828
Liabilities in Excess of Other Assets - (0.1)%		(593,865)
TOTAL NET ASSETS - 100.0%		$657,394,963

The accompanying notes are an integral part of these financial statements.

1

Bahl & Gaynor Dividend ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Zero coupon bond, the rate shown is the annualized yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Bahl & Gaynor Income Growth ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.7%
Consumer Discretionary - 5.3%
Home Depot, Inc.	16,980	$6,225,547
McDonald's Corporation	23,850	6,968,255
		13,193,802
Consumer Staples - 9.7%
Keurig Dr Pepper, Inc.	98,683	3,262,460
Mondelez International, Inc. - Class A	127,901	8,625,643
PepsiCo, Inc.	26,059	3,440,830
Procter & Gamble Company	55,177	8,790,800
		24,119,733
Energy - 10.8%
Chevron Corporation	38,724	5,544,890
Exxon Mobil Corporation	42,539	4,585,704
Kinder Morgan, Inc.	93,364	2,744,902
ONEOK, Inc.	28,214	2,303,109
Phillips 66	10,035	1,197,175
Williams Companies, Inc.	167,526	10,522,308
		26,898,088
Financials - 14.8%
CME Group, Inc.	15,227	4,196,866
Hartford Insurance Group, Inc.	27,157	3,445,408
JPMorgan Chase & Company	29,187	8,461,603
Marsh & McLennan Companies, Inc.	33,423	7,307,605
PNC Financial Services Group, Inc.	26,806	4,997,174
Travelers Companies, Inc.	31,018	8,298,556
		36,707,212
Health Care - 15.9%
AbbVie, Inc.	54,972	10,203,903
Eli Lilly & Company	14,266	11,120,775
Johnson & Johnson	65,227	9,963,424
Merck & Company, Inc.	50,537	4,000,509
UnitedHealth Group, Inc.	14,026	4,375,691
		39,664,302
Industrials - 12.6%
Automatic Data Processing, Inc.	19,912	6,140,861
Eaton Corporation PLC	15,293	5,459,448
Fastenal Company	42,631	1,790,502
General Dynamics Corporation	7,115	2,075,161
Illinois Tool Works, Inc.	12,450	3,078,262
Lockheed Martin Corporation	8,662	4,011,719
Paychex, Inc.	31,231	4,542,861
RTX Corporation	16,206	2,366,400
Union Pacific Corporation	7,851	1,806,358
		31,271,572
Information Technology - 18.9%
Accenture PLC - Class A	7,929	2,369,899
Broadcom, Inc.	59,805	16,485,248
Cisco Systems, Inc.	37,139	2,576,704
Corning, Inc.	76,254	4,010,198

	Shares	Value
Dell Technologies, Inc. - Class C	13,945	$1,709,657
Microsoft Corporation	20,114	10,004,905
QUALCOMM, Inc.	9,115	1,451,655
TE Connectivity PLC	19,932	3,361,930
Texas Instruments, Inc.	23,756	4,932,220
		46,902,416
Materials - 1.7%
Air Products and Chemicals, Inc.	15,130	4,267,568
Real Estate – 3.1%
AvalonBay Communities, Inc	9,932	2,021,162
Prologis, Inc.	10,363	1,089,359
Realty Income Corporation	23,297	1,342,140
VICI Properties, Inc.	98,367	3,206,764
		7,659,425
Utilities - 6.9%
NextEra Energy, Inc.	94,384	6,552,137
PPL Corporation	115,893	3,927,614
Sempra	52,096	3,947,314
WEC Energy Group, Inc.	26,243	2,734,521
		17,161,586
TOTAL COMMON STOCKS (Cost $215,309,482)		247,845,704
	Par
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bills - 0.3%
4.23%, 08/28/2025(a)	$48,000	47,666
4.22%, 09/04/2025(a)	67,000	66,486
4.23%, 09/11/2025(a)	331,000	328,197
4.19%, 09/25/2025(a)	186,000	184,141
4.18%, 09/30/2025(a)	303,000	299,785
TOTAL SHORT-TERM INVESTMENTS (Cost $926,383)		926,275
TOTAL INVESTMENTS - 100.0% (Cost $216,235,865)		$248,771,979
Liabilities in Excess of Other Assets - (0.0)%(b)		(114,870)
TOTAL NET ASSETS - 100.0%		$248,657,109

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Zero coupon bond, the rate shown is the annualized yield as of June 30, 2025.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Bahl & Gaynor Small Cap Dividend ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 2.5%
New York Times Company - Class A	49,213	$2,754,944
Consumer Discretionary - 9.2%
Gildan Activewear, Inc.	93,681	4,612,852
Installed Building Products, Inc.	5,052	910,977
Meritage Homes Corporation	13,370	895,389
Texas Roadhouse, Inc.	16,845	3,156,921
Winmark Corporation	1,518	573,212
		10,149,351
Consumer Staples - 7.2%
Interparfums, Inc.	21,476	2,820,014
Marzetti Company	16,190	2,797,146
Utz Brands, Inc.	187,406	2,351,945
		7,969,105
Energy - 2.1%
DT Midstream, Inc.	20,640	2,268,542
Financials - 13.0%
American Financial Group, Inc.	8,521	1,075,435
Evercore, Inc. - Class A	18,683	5,044,784
Kinsale Capital Group, Inc.	7,198	3,483,112
Victory Capital Holdings, Inc. - Class A	74,177	4,722,850
		14,326,181
Health Care - 18.3%
Chemed Corporation	10,068	4,902,411
Ensign Group, Inc.	48,628	7,501,355
LeMaitre Vascular, Inc.	33,341	2,768,970
Perrigo Company PLC	78,094	2,086,672
US Physical Therapy, Inc.	38,238	2,990,212
		20,249,620
Industrials - 32.2%(a)
AAON, Inc.	38,504	2,839,670
Applied Industrial Technologies, Inc.	4,881	1,134,588
BWX Technologies, Inc.	31,686	4,564,685
Curtiss-Wright Corporation	13,969	6,824,555
Enpro, Inc.	20,927	4,008,567
Federal Signal Corporation	51,561	5,487,122
Insperity, Inc.	10,973	659,697
MSA Safety, Inc.	25,132	4,210,364
Tetra Tech, Inc.	128,213	4,610,539
UFP Industries, Inc.	12,450	1,237,032
		35,576,819
Information Technology - 4.7%
Littelfuse, Inc.	11,482	2,603,314
Power Integrations, Inc.	18,347	1,025,597
Universal Display Corporation	10,024	1,548,307
		5,177,218

	Shares	Value
Materials - 5.8%
AptarGroup, Inc.	20,443	$3,197,898
Balchem Corporation	11,473	1,826,502
Innospec, Inc.	16,107	1,354,438
		6,378,838
Real Estate - 1.6%
Terreno Realty Corporation	31,778	1,781,793
Utilities - 3.2%
Chesapeake Utilities Corporation	28,963	3,481,932
TOTAL COMMON STOCKS (Cost $85,718,080)		110,114,343
	Par
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bills - 0.3%
4.20%, 07/17/2025(b)	$5,000	4,991
4.19%, 07/24/2025(b)	25,000	24,934
4.18%, 07/31/2025(b)	16,000	15,945
4.21%, 08/07/2025(b)	7,000	6,969
4.22%, 08/21/2025(b)	13,000	12,921
4.23%, 08/28/2025(b)	40,000	39,722
4.23%, 09/04/2025(b)	37,000	36,716
4.26%, 09/11/2025(b)	62,000	61,475
4.21%, 09/18/2025(b)	48,000	47,556
4.18%, 09/25/2025(b)	36,000	35,640
4.18%, 09/30/2025(b)	47,000	46,501
TOTAL SHORT-TERM INVESTMENTS (Cost $333,404)		333,370
TOTAL INVESTMENTS - 100.1% (Cost $86,051,484)		$110,447,713
Liabilities in Excess of Other Assets - (0.1)%		(124,741)
TOTAL NET ASSETS - 100.0%		$110,322,972

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Zero coupon bond, the rate shown is the annualized yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 7.8%
Gildan Activewear, Inc.	647,280	$31,872,067
Meritage Homes Corporation	109,067	7,304,217
Penske Automotive Group, Inc.	87,738	15,074,266
Texas Roadhouse, Inc.	135,755	25,441,844
Tractor Supply Company	92,183	4,864,497
		84,556,891
Consumer Staples - 5.4%
Interparfums, Inc.	252,379	33,139,887
Marzetti Company	113,951	19,687,314
Utz Brands, Inc.	464,473	5,829,136
		58,656,337
Energy - 9.0%
DT Midstream, Inc.	360,900	39,666,519
Plains GP Holdings LP - Class A	660,760	12,838,567
Targa Resources Corporation	263,521	45,873,736
		98,378,822
Financials - 19.7%
American Financial Group, Inc.	195,540	24,679,104
Cboe Global Markets, Inc.	82,568	19,255,683
Evercore, Inc. - Class A	142,873	38,578,568
First Financial Bancorp	256,913	6,232,709
Hartford Insurance Group, Inc.	373,832	47,428,066
Reinsurance Group of America, Inc.	151,772	30,105,494
Victory Capital Holdings, Inc. - Class A	765,387	48,732,190
		215,011,814
Health Care - 7.5%
Perrigo Company PLC	1,304,418	34,854,049
Quest Diagnostics, Inc.	180,647	32,449,620
US Physical Therapy, Inc.	178,334	13,945,719
		81,249,388
Industrials - 21.1%
Allegion PLC	81,245	11,709,029
Booz Allen Hamilton Holding Corporation	235,723	24,545,836
Broadridge Financial Solutions, Inc.	210,716	51,210,310
Hubbell, Inc.	109,061	44,541,603
Ryder System, Inc.	92,207	14,660,913
Snap-on, Inc.	147,955	46,040,637
Watsco, Inc.	83,124	36,709,221
		229,417,549
Information Technology - 5.6%
Amdocs, Ltd.	347,219	31,680,261
Avnet, Inc.	402,047	21,340,655
NetApp, Inc.	70,811	7,544,912
		60,565,828
Materials - 8.7%
Avery Dennison Corporation	162,914	28,586,520
Avient Corporation	337,352	10,899,843

	Shares	Value
Packaging Corporation of America	196,141	$36,962,772
RPM International, Inc.	165,298	18,156,332
		94,605,467
Real Estate - 5.6%
Agree Realty Corporation	403,296	29,464,806
Equity LifeStyle Properties, Inc.	344,104	21,220,894
Terreno Realty Corporation	185,136	10,380,575
		61,066,275
Utilities - 9.4%
Alliant Energy Corporation	415,896	25,149,231
Atmos Energy Corporation	154,547	23,817,238
CMS Energy Corporation	224,346	15,542,691
NiSource, Inc.	944,777	38,112,304
		102,621,464
TOTAL COMMON STOCKS (Cost $1,036,096,471)		1,086,129,835
	Par
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bills - 0.3%
4.21%, 08/21/2025(a)	$104,000	103,365
4.23%, 08/28/2025(a)	179,000	177,754
4.22%, 09/04/2025(a)	313,000	310,599
4.24%, 09/11/2025(a)	977,000	968,728
4.20%, 09/18/2025(a)	305,000	302,180
4.18%, 09/25/2025(a)	445,000	440,551
4.18%, 09/30/2025(a)	366,000	362,117
TOTAL SHORT-TERM INVESTMENTS (Cost $2,665,606)		2,665,294
TOTAL INVESTMENTS - 100.1% (Cost $1,038,762,077)		$1,088,795,129
Liabilities in Excess of Other Assets - (0.1)%		(550,741)
TOTAL NET ASSETS - 100.0%		$1,088,244,388

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Zero coupon bond, the rate shown is the annualized yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

Bahl & Gaynor ETFs
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
ASSETS:
Investments, at value	$657,988,828	$248,771,979	$110,447,713	$1,088,795,129
Cash	4,934	5,096	2,324	46,535
Dividends receivable	584,747	318,428	82,059	1,623,123
Receivable for fund shares sold	—	3,039,820	—	—
Dividend tax reclaims receivable	—	—	3,532	—
Total assets	658,578,509	252,135,323	110,535,628	1,090,464,787
LIABILITIES:
Distributions payable	946,000	409,760	150,000	1,696,050
Payable to adviser	237,546	83,829	62,656	524,349
Payable for investments purchased	—	2,984,625	—	—
Total liabilities	1,183,546	3,478,214	212,656	2,220,399
NET ASSETS	$ 657,394,963	$248,657,109	$110,322,972	$1,088,244,388
NET ASSETS CONSISTS OF:
Paid-in capital	$405,742,050	$218,974,895	$77,372,693	$1,068,282,484
Total distributable earnings	251,652,913	29,682,214	32,950,279	19,961,904
Total net assets	$ 657,394,963	$248,657,109	$110,322,972	$1,088,244,388
Net assets	$657,394,963	$248,657,109	$110,322,972	$1,088,244,388
Shares issued and outstanding(a)	26,000,000	8,180,000	4,710,000	37,690,000
Net asset value per share	$25.28	$30.40	$23.42	$28.87
Cost:
Investments, at cost	$571,648,132	$216,235,865	$86,051,484	$1,038,762,077

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

Bahl & Gaynor ETFs
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
INVESTMENT INCOME:
Dividend income	$5,656,415	$2,523,022	$706,905	$11,599,254
Interest income	26,513	9,053	4,854	40,199
Less: Dividend withholding taxes	(43,713)	—	(5,299)	(39,194)
Less: Issuance fees	—	(48)	—	—
Total investment income	5,639,215	2,532,027	706,460	11,600,259
EXPENSES:
Investment advisory fee	1,441,228	429,262	349,283	2,754,661
Total expenses	1,441,228	429,262	349,283	2,754,661
NET INVESTMENT INCOME (LOSS)	4,197,987	2,102,765	357,177	8,845,598
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(16,463,395)	(3,428,507)	(2,863,063)	(14,070,087)
In-kind redemptions	183,960,748	4,767,519	11,565,686	8,444,527
Net realized gain (loss)	167,497,353	1,339,012	8,702,623	(5,625,560)
Net change in unrealized appreciation (depreciation) on:
Investments	(145,138,659)	6,274,813	(7,682,741)	3,186,869
Net realized and unrealized gain (loss)	22,358,694	7,613,825	1,019,882	(2,438,691)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,556,681	$9,716,590	$1,377,059	$6,406,907

The accompanying notes are an integral part of these financial statements.

7

Bahl & Gaynor ETFs
Statements of Changes in Net Assets

	Bahl & Gaynor Dividend ETF		Bahl & Gaynor Income Growth ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$4,197,987	$691,401	$2,102,765	$3,001,509
Net realized gain (loss)	167,497,353	50,947,369	1,339,012	22,779,729
Net change in unrealized appreciation (depreciation)	(145,138,659)	(67,033,662)	6,274,813	(4,933,823)
Net increase (decrease) in net assets from operations	26,556,681	(15,394,892)	9,716,590	20,847,415
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,963,001)	(641,519)	(2,075,800)	(3,014,394)
Total distributions to shareholders	(3,963,001)	(641,519)	(2,075,800)	(3,014,394)
CAPITAL TRANSACTIONS:
Shares sold	405,090,257	78,885,313	86,005,975	100,680,946
Shares redeemed	(428,653,630)	(78,026,400)	(11,121,860)	(66,514,490)
Shares issued in the reorganization(b)	—	673,542,154	—	—
Net increase (decrease) in net assets from capital transactions	(23,563,373)	674,401,067	74,884,115	34,166,456
NET INCREASE (DECREASE) IN NET ASSETS	(969,693)	658,364,656	82,524,905	51,999,477
NET ASSETS:
Beginning of the period	658,364,656	—	166,132,204	114,132,727
End of the period	$657,394,963	$658,364,656	$248,657,109	$166,132,204
SHARES TRANSACTIONS
Shares sold	16,310,000	3,250,000	2,900,000	3,540,000
Shares redeemed	(17,300,000)	(3,200,000)	(380,000)	(2,330,000)
Shares issued in the reorganization(b)	—	26,940,000	—	—
Total increase (decrease) in shares outstanding	(990,000)	26,990,000	2,520,000	1,210,000

(a)	Inception date of the Fund was December 11, 2024.
(b)	As part of the Fund’s commencement of operations on December 11, 2024, the Fund received in-kind contributions from accounts managed by the Adviser.
The accompanying notes are an integral part of these financial statements.

8

Bahl & Gaynor ETFs
Statements of Changes in Net Assets(Continued)

	Bahl & Gaynor Small Cap Dividend ETF		Bahl & Gaynor Small/Mid Cap Income Growth ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$357,177	$51,970	$8,845,598	$2,722,014	$8,752,598
Net realized gain (loss)	8,702,623	2,529,419	(5,625,560)	22,332,952	27,602,985
Net change in unrealized appreciation (depreciation)	(7,682,741)	(9,622,833)	3,186,869	(36,034,463)	96,334,594
Net increase (decrease) in net assets from operations	1,377,059	(7,041,444)	6,406,907	(10,979,497)	132,690,177
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(351,000)	(51,998)	(8,489,010)	(2,730,829)	(8,737,333)
Total distributions to shareholders	(351,000)	(51,998)	(8,489,010)	(2,730,829)	(8,737,333)
CAPITAL TRANSACTIONS:
Shares sold	40,681,778	5,153,560	413,571,151	201,128,388	389,212,291
Shares redeemed	(26,864,086)	(4,673,340)	(66,298,382)	(107,034,765)	(158,281,159)
Shares issued in the reorganization(c)	—	102,092,443	—	—	—
Net increase (decrease) in net assets from capital transactions	13,817,692	102,572,663	347,272,769	94,093,623	230,931,132
NET INCREASE (DECREASE) IN NET ASSETS	14,843,751	95,479,221	345,190,666	80,383,297	354,883,976
NET ASSETS:
Beginning of the period	95,479,221	—	743,053,722	662,670,425	307,786,449
End of the period	$ 110,322,972	$95,479,221	$1,088,244,388	$743,053,722	662,670,425
SHARES TRANSACTIONS
Shares sold	1,770,000	220,000	14,410,000	6,520,000	14,400,000
Shares redeemed	(1,160,000)	(200,000)	(2,300,000)	(3,500,000)	(5,860,000)
Shares issued in the reorganization(c)	—	4,080,000	—	—
Total increase (decrease) in shares outstanding	610,000	4,100,000	12,110,000	3,020,000	8,540,000

(a)	Inception date of the Fund was December 11, 2024.
(b)	The Bahl & Gaynor Small/Mid Cap Income Growth ETF changed its fiscal year end from October 31 to December 31 as of December 31, 2024.
(c)	As part of the Fund’s commencement of operations on December 11, 2024, the Fund received in-kind contributions from accounts managed by the Adviser.
The accompanying notes are an integral part of these financial statements.

9

Bahl & Gaynor Dividend ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.39	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.16	0.03
Net realized and unrealized gain (loss) on investments(c)	0.88	(0.62)
Total from investment operations	1.04	(0.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.02)
Total distributions	(0.15)	(0.02)
Net asset value, end of period	$25.28	$24.39
TOTAL RETURN(d)	4.30%	−2.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$657,395	$658,365
Ratio of expenses to average net assets(e)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(e)	1.31%	1.90%
Portfolio turnover rate(d)(f)	19%	2%

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

Bahl & Gaynor Income Growth ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.35	$25.65	$25.02
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.32	0.60	0.20
Net realized and unrealized gain (loss) on investments(c)	1.04	3.69	0.63
Total from investment operations	1.36	4.29	0.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.59)	(0.20)
Total distributions	(0.31)	(0.59)	(0.20)
Net asset value, end of period	$30.40	$29.35	$25.65
TOTAL RETURN(d)	4.64%	16.87%	3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$248,657	$166,132	$114,133
Ratio of expenses to average net assets(e)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(e)	2.20%	2.10%	2.82%
Portfolio turnover rate(d)(f)	13%	15%	4%

(a)	Inception date of the Fund was September 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

Bahl & Gaynor Small Cap Dividend ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.29	$25.02
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.08	0.01
Net realized and unrealized gain (loss) on investments(c)	0.13	(1.73)
Total from investment operations	0.21	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.01)
Total distributions	(0.08)	(0.01)
Net asset value, end of period	$23.42	$23.29
TOTAL RETURN(d)	0.92%	−6.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$110,323	$95,479
Ratio of expenses to average net assets(e)	0.70%	0.70%
Ratio of net investment income (loss) to average net assets(e)	0.72%	0.97%
Portfolio turnover rate(d)(f)	11%	1%

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Year Ended October 31,			Period Ended October 31, 2021(b)
			2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$29.05	$29.37	$21.95	$23.01	$24.96	$25.10
INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.27	0.12	0.51	0.49	0.48	0.08
Net realized and unrealized gain (loss) on investments(d)	(0.20)	(0.33)	7.41	(1.08)	(2.01)	(0.15)
Total from investment operations	0.07	(0.21)	7.92	(0.59)	(1.53)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.11)	(0.50)	(0.47)	(0.42)	(0.07)
Total distributions	(0.25)	(0.11)	(0.50)	(0.47)	(0.42)	(0.07)
Net asset value, end of period	$28.87	$29.05	$29.37	$21.95	$23.01	$24.96
TOTAL RETURN(e)	0.28%	−0.74%	36.37%(f)	−2.60%	−6.16%	−0.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,088,244	$743,054	$662,670	$307,786	$141,490	$6,740
Ratio of expenses to average net assets(g)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(g)	1.93%	2.28%	1.91%	2.10%	2.08%	1.70%
Portfolio turnover rate(e)(h)	10%	4%	16%	19%	31%	5%

(a)	Fund changed its fiscal year end from October 31 to December 31 as of December 31, 2024.
(b)	Inception date of the Fund was August 25, 2021.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)
The Fund had trade errors during the year resulting in a loss to the Fund of $18,156 which was subsequently reimbursed to the Fund by the Adviser. The total return for the year would have been 36.36% before the reimbursement.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Bahl & Gaynor ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Bahl & Gaynor Small Cap Dividend ETF is a non-diversified series and Bahl & Gaynor Dividend ETF, Bahl & Gaynor Income Growth ETF, and Bahl & Gaynor Small/Mid Cap Income Growth ETF, (individually each a “Fund” or collectively the “Funds”) are a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Bahl & Gaynor Dividend ETF is to seek long-term growth of dividend income, downside protection relative to the broader equity market, and total return. The investment objective of the Bahl & Gaynor Income Growth ETF is to seek current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation. The investment objective of the Bahl & Gaynor Small Cap Dividend ETF is to seek long-term growth of dividend income, downside protection, and total return. The investment objective of the Bahl & Gaynor Small/Mid Cap Income Growth ETF is to seek current and growing dividend income, downside protection, and long-term capital appreciation. The Bahl & Gaynor Income Growth ETF commenced operations on September 14, 2023. The Bahl & Gaynor Small/Mid Cap Income Growth ETF commenced operations on August 25, 2021. Both the Bahl & Gaynor Dividend ETF and Bahl & Gaynor Small Cap Dividend ETF commenced operations on December 11, 2024.
The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the period from January 1, 2025 to June 30, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security

14

Bahl & Gaynor ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Bahl & Gaynor Dividend ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$656,180,406	$—	$—	$656,180,406
U.S. Treasury Bills	—	1,808,422	—	1,808,422
Total Investments	$656,180,406	$1,808,422	$—	$657,988,828

Refer to the Schedule of Investments for further disaggregation of investment categories.
Bahl & Gaynor Income Growth ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$247,845,704	$—	$—	$247,845,704
U.S. Treasury Bills	—	926,275	—	926,275
Total Investments	$247,845,704	$926,275	$—	$248,771,979

Refer to the Schedule of Investments for further disaggregation of investment categories.

15

Bahl & Gaynor ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Bahl & Gaynor Small Cap Dividend ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$110,114,343	$—	$—	$110,114,343
U.S. Treasury Bills	—	333,370	—	333,370
Total Investments	$110,114,343	$333,370	$—	$110,447,713

Refer to the Schedule of Investments for further disaggregation of investment categories.
Bahl & Gaynor Small/Mid Cap Income Growth ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$1,086,129,835	$—	$—	$1,086,129,835
U.S. Treasury Bills	—	2,665,294	—	2,665,294
Total Investments	$1,086,129,835	$2,665,294	$—	$1,088,795,129

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Funds. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

16

Bahl & Gaynor ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended December 31, 2024, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Bahl & Gaynor Dividend ETF	$(53,417,373)	$53,417,373
Bahl & Gaynor Income Growth ETF	$(25,820,136)	$25,820,136
Bahl & Gaynor Small Cap Dividend ETF	$(2,684,141)	$2,684,141
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$(24,428,905)	$24,428,905

I.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with Respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 10, 2025 the Trust’s Board approved the reorganization of the Bahl & Gaynor Income Growth Fund, an existing series of Investment Managers Series Trust (the “Target Fund”) into the Bahl & Gaynor Income Growth ETF (the “Acquiring Fund”), an existing series of the Trust (the “Reorganization”). The Reorganization is subject to approval by the Target Fund’s shareholders pursuant to Rule 17a-8 under the Investment Company Act of 1940, as amended. Subject to approval by the Target Fund’s shareholders, the Reorganization will result in the transfer of all of the Target Fund’s assets and liabilities into the Acquiring Fund in exchange for shares of the Acquiring Fund, and the Target Fund shareholders will become shareholders of the Acquiring Fund.
There were no additional events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

17

Bahl & Gaynor ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Bahl & Gaynor, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, Bahl & Gaynor Dividend ETF pays the Adviser 0.45%, Bahl & Gaynor Income Growth ETF pays the Adviser 0.45%, Bahl & Gaynor Small Cap Dividend ETF pays the Adviser 0.70%, and Bahl & Gaynor Small/Mid Cap Income Growth ETF pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Bahl & Gaynor Dividend ETF	$122,574,191	$138,015,088
Bahl & Gaynor Income Growth ETF	$26,837,855	$26,111,668
Bahl & Gaynor Small Cap Dividend ETF	$11,261,392	$13,999,112
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$90,605,782	$93,320,904

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Bahl & Gaynor Dividend ETF	$393,477,588	$400,122,581
Bahl & Gaynor Income Growth ETF	$84,388,133	$10,495,091
Bahl & Gaynor Small Cap Dividend ETF	$40,139,055	$23,624,827
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$409,382,390	$59,082,839

18

Bahl & Gaynor ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current period.
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2024 were as follows:

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Tax cost of investments	$429,723,339	$142,964,267	$63,594,946	$708,473,262
Gross tax unrealized appreciation	235,951,532	29,788,333	34,650,717	68,878,868
Gross tax unrealized depreciation	(6,944,776)	(6,512,874)	(2,727,725)	(33,037,002)
Net tax unrealized appreciation (depreciation)	229,006,756	23,275,459	31,922,992	35,841,866
Undistributed ordinary income	49,882	3,627	—	—
Undistributed long-term gain	2,595	—	1,228	—
Other accumulated gain (loss)	—	(1,237,662)	—	(13,797,859)
Distributable earnings (accumulated losses)	$229,059,233	$22,041,424	$31,924,220	$22,044,007

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2024, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of December 31, 2024, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Bahl & Gaynor Dividend ETF	$—	$—
Bahl & Gaynor Income Growth ETF	$506,803	$715,914
Bahl & Gaynor Small Cap Dividend ETF	$—	$—
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$7,832,672	$5,965,187

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, was as follows:

	Ordinary Income	Long-Term Capital Gain
Bahl & Gaynor Dividend ETF	$641,519	$—
Bahl & Gaynor Income Growth ETF	$3,014,394	$—
Bahl & Gaynor Small Cap Dividend ETF	$51,970	$28
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$2,730,829	$—

19

Bahl & Gaynor ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023, was as follows:

Ordinary Income
Bahl & Gaynor Dividend ETF	N/A
Bahl & Gaynor Income Growth ETF	$878,758
Bahl & Gaynor Small Cap Dividend ETF	N/A

The tax character of distributions paid by the Bahl & Gaynor Small/Mid Cap Income Growth ETF during the fiscal years ended October 31, 2024 and October 31, 2023 was $8,737,333 and $4,918,536 of ordinary income, respectively.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Funds will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of Bahl & Gaynor Small Cap Dividend ETF’s shares.

20

Bahl & Gaynor ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was as follows:

Bahl & Gaynor Dividend ETF	100.00%
Bahl & Gaynor Income Growth ETF	100.00%
Bahl & Gaynor Small Cap Dividend ETF	100.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal period ended December 31, 2024 was as follows:

Bahl & Gaynor Dividend ETF	100.00%
Bahl & Gaynor Income Growth ETF	100.00%
Bahl & Gaynor Small Cap Dividend ETF	100.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was as follows:

Bahl & Gaynor Dividend ETF	0.00%
Bahl & Gaynor Income Growth ETF	0.00%
Bahl & Gaynor Small Cap Dividend ETF	0.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.00%

21

Bahl & Gaynor ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All Fund expenses, including Trustee compensation are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/8/2025

* Print the name and title of each signing officer under his or her signature.